Related parties	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Related Party Explanatory
Note
30

Related parties
UBS defines related parties as associates (entities that

are significantly influenced by

UBS), joint ventures (entities in which
UBS shares control with another party), post

-employment benefit plans for UBS employees, key management personnel, close

family

members

of

key

management

personnel

and

entities

that

are,

directly

or

indirectly,

controlled

or

jointly
controlled

by

key

management

personnel

or

their

close

family

members.

Key

management

personnel

is

defined

as
members of the Board of Directors

(the BoD) and

Group Executive Board (the

GEB).

a) Remuneration of key

management personnel
The

Vice Chairman

of

the

BoD

has

a

specific management

employment

contract

and

receives pension

benefits

upon
retirement. Total

remuneration

of the Chairman

and the Vice Chairman

of the BoD and

all GEB members

is included in
the table below.
Remuneration of key management

personnel
USD m, except where indicated 31.12.22 31.12.21 31.12.20
Base salaries and other cash payments
1
27 31 33
Incentive awards – cash
2
17 17 18
Annual incentive award under DCCP 25 26 27
Employer’s contributions to retirement

benefit plans
2 3 3
Benefits in kind, fringe benefits (at market

value)
1 1 1
Share-based compensation
3
45 45 47
Total 118 124 129
Total (CHF m)
4
114 113 121
1 May include role-based

allowances in line

with market practice

and regulatory requirements.

2 The cash

portion may also include

blocked shares in

line with regulatory

requirements.

3 Compensation

expense
is based on the

share price on

grant date

taking into

account perform

ance conditions.

Refer to Note

27 for

more information.

For GEB

members, share

-based compensation

for 2022,

2021 and 2020

was entirely
composed of LTIP

awards. For the

Chairman of the BoD the share

-based compensation for 2022,

2021 and 2020 was

entirely composed of

UBS shares.

4 Swiss franc amounts disclosed

represent the respective

US
dollar amounts translated at

the applicable performance

award currency exchange

rates (2022: USD /

CHF
0.96 ; 2021: USD / CHF 0.92 ; 2020: USD / CHF 0.94 ).
The independent members of the BoD

,

including the Chairman, do not have employment or service contracts with UBS,
and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their
services as independent

members of the

BoD amounted

to USD
11.1 m (CHF 10.7
m) in 2022,

USD
7.5 m (CHF 6.9 m) in
2021 and USD 7.0 m (CHF 6.6 m) in 2020.

b) Equity holdings of key management

personnel
Equity holdings of key management

personnel
1
31.12.22 31.12.21
Number of UBS Group AG shares held by members of the

BoD, GEB and parties closely

linked to them
2
3,009,686 4,597,006
1 No options were held in

2022 and 2021

by non-independent members

of the BoD and any GEB

member or any of

its related parties.

2 Excludes shares

granted under variable

compensation plans with

forfeiture
provisions.
Of the share totals above, no shares

were held by close family members of key management personnel on 31 December
2022 and 31 December 2021. No shares were held

by entities that

are directly or indirectly controlled or jointly controlled
by

key

management

personnel

or

their

close

family members

on

31 December

2022

and

31 December

2021.

As

of
31 December

2022,

no

member of

the BoD

or GEB

was the

beneficial owner

of more

than 1%

of

the shares

in UBS
Group AG.

c) Loans, advances and mortgages to

key management

personnel
The non

-independent members

of the BoD

and GEB members

are granted

loans, fixed

advances and

mortgages in

the
ordinary

course

of

business

on

substantially

the

same

terms

and

conditions

that

are

available

to

other

employees,
including interest rates and collateral,

and neither involve more than the

normal risk of collectability

nor contain any other
unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.
Movements in the loan, advances and

mortgage balances are as follows.
Loans, advances and mortgages

to key management personnel
1
USD m, except where indicated 2022 2021
Balance at the beginning of the year 34 38
Additions 8 11
Reductions (9) (15)
Balance at the end of the year
2
33 34
Balance at the end of the year (CHF

m)
2, 3
31 31
1 All loans are secured loans.

2 There were no

unused uncommitted credit

facilities as of 31 December

2022 and 31 December

2021.

3 Swiss franc amounts

disclosed represent the respective

US dollar amounts
translated at the relevant year-end

closing exchange

rate.
d) Other related-party

transactions with entities controlled by

key management personnel
In 202

2

and

2021, UBS

did

not enter

into transactions

with

entities that

are

directly

or

indirectly

controlled

or jointly
controlled

by

UBS’s

key

management
personnel
or

their

close

family

members

and

as

of

31

December

202
2 ,
31
December

20
21
and

31

December

20
20 ,
there

were

no

outstanding

balances

related

to

such

transactions.
Furthermore, in 202

2

and 2021, entities controlled by key management personnel

did not sell any goods or provide

any
services to

UBS,

and therefore

did

not receive

any fees

from

UBS.

UBS

also did

not provide

services to

such entities

in
2022

and 2021, and therefore also received

no fees.

e) Transactions with associates and

joint ventures
Loans to and outstanding

receivables from associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 251 630
Additions 402 133
Reductions (438) (497)
Foreign currency translation 1 (14)
Carrying amount at the end of the year

217 251
of which: unsecured loans and receivables 209 243
Other transactions with associates and joint

ventures
As of or for the year ended
USD m 31.12.22 31.12.21
Payments to associates and joint ventures for goods

and services received
138 157
Fees received for services provided to

associates and joint ventures
4 104
Liabilities to associates and joint ventures 90 127
Commitments and contingent liabilities to associates and

joint ventures
7 7
Refer to Note 28

for an overview

of investments

in associates and

joint ventures

UBS AG
Entity [Table]
Disclosure Of Related Party Explanatory
Note
30

Related parties
UBS AG

defines related

parties as associates

(entities that

are significantly

influenced by

UBS), joint

ventures (entities in
which UBS shares control

with another party), post-employment benefit

plans for UBS AG employees,

key management
personnel, close family members of

key management personnel and

entities that are,

directly or indirectly,

controlled or
jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors

(the BoD) and

Executive Board (the EB).

a) Remuneration of key

management personnel
The

Vice Chairman

of

the

BoD

has

a

specific management

employment

contract

and

receives pension

benefits

upon
retirement. Total

remuneration of the Chairman and the Vice Chairman of the BoD and all EB members is included in the
table below.
Remuneration of key managem

ent personnel
USD m, except where indicated 31.12.22 31.12.21 31.12.20
Base salaries and other cash payments
1
26 30 31
Incentive awards – cash
2
16 17 17
Annual incentive award under DCCP 23 26 26
Employer’s contributions to retirement

benefit plans
2 2 2
Benefits in kind, fringe benefits (at market

value)
1 1 1
Share-based compensation
3
42 45 45
Total 110 122 122
Total (CHF m)
4
106 112 115
1 May include role-based

allowances in line with

market practice

and regulatory requirements.

2 The cash

portion may also include

blocked shares in line with

regulatory requirements.

3 Compensation expense
is based on

the share

price on

grant date

taking into

account performance

conditions.

Refer to

Note 27 for

more information.

For EB

members, share

-based compensation

for 2022,

2021 and

2020 was

entirely
composed of LTIP

awards.

For the Chairman

of the BoD,

the share-based compensation

for 2022, 2021

and 2020 was

entirely composed

of UBS shares.

4 Swiss franc

amounts disclosed

represent the respective
US dollar amounts translated

at the applicable performance

award currency exchange

rates (2022: USD / CHF
0.96 ; 2021: USD / CHF 0.92
; 2020: USD /

CHF
0.94 ).
The independent

members of the BoD

,

including the Chairman, do

not have employment

or service contracts with

UBS
AG, and thus are not entitled to benefits upon

termination of their service on the BoD. Payments to these individuals for their services as independent members of

the BoD amounted to USD
11.1 m (CHF 10.7 m) in 2022, USD 7.5 m (CHF 6.9 m)
in 2021 and USD 7.0 m (CHF 6.6 m) in 2020.

b) Equity holdings of key management

personnel
Equity holdings of key management

personnel
1
31.12.22 31.12.21
Number of UBS Group AG shares held by members of the

BoD, EB and parties closely linked

to them
2
2,443,580 4,175,515
1 No options were

held in 2022 and

2021 by non-independent

members of the BoD

and any EB

member or any

of its related parties.

2 Excludes shares

granted under

variable compensation

plans with forfeiture
provisions.
Of the share totals above, no shares

were held by close family members of key management personnel on 31 December
2022 and 31 December 2021.

No shares were held by

entities that are directly

or indirectly controlled or jointly controlled
by

key

management

personnel

or

their

close

family members

on

31 December

2022

and

31 December

2021.

As

of
31 December 2022,

no member of

the BoD or EB was the beneficial owner of more than 1% of the shares in UBS Group
AG.

c) Loans, advances and mortgages to

key management

personnel
The non

-independent

members

of the

BoD

and

EB members

are granted

loans,

fixed

advances and

mortgages in

the
ordinary

course

of

business

on

substantially

the

same

terms

and

conditions

that

are

available

to

other

employees,
including interest rates and collateral,

and neither involve more than the

normal risk of collectability

nor contain any other
unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.
Movements in the loan, advances and

mortgage balances are as follows.
Loans, advances and mortgages

to key management personnel
1
USD m, except where indicated 2022 2021
Balance at the beginning of the year 28 31
Additions 8 11
Reductions (7) (15)
Balance at the end of the year
2
28 28
Balance at the end of the year (CHF m)
2, 3
26 25
1 All loans are secured loans.

2 There were no

unused uncommitted credit

facilities as of 31 December

2022 and 31 December

2021.

3 Swiss franc amounts

disclosed represent the respective

US dollar amounts
translated at the relevant year-end

closing exchange

rate.
d) Other related-party

transactions with entities controlled by

key management personnel
In 2022

and 2021, UBS AG did not enter into transactions

with entities that are directly or

indirectly controlled

or jointly
controlled

by

UBS

AG’s

key

management

personnel

or

their

close

family

members

and

as

of

31 December

2022,
31
December

20
21
and

31

December

20
20
,

there

were

no

outstanding

balances

related

to

such

transactions.
Furthermore, in 202

2

and 2021, entities controlled by key management personnel

did not sell any goods or provide

any
services to UBS

AG, and

therefore did

not receive any fees

from UBS

AG. UBS

AG also

did not provide

services to such
entities in 2022

and 2021, and therefore also received

no fees.

e) Transactions with associates and

joint ventures
Loans to and outstanding

receivables from associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 251 630
Additions 402 133
Reductions (438) (497)
Foreign currency translation 1 (14)
Carrying amount at the end of the year

217 251
of which: unsecured loans and receivables 209 243
Other transactions with associates and joint

ventures
As of or for the year ended
USD m 31.12.22 31.12.21
Payments to associates and joint ventures for goods

and services received
138 157
Fees received for services provided to

associates and joint ventures
4 104
Liabilities to associates and joint ventures 90 127
Commitments and contingent liabilities to associates and

joint ventures
7 7
Refer to Note 28

for an overview

of investments

in associates and

joint ventures

f) Receivables and payables

from / to UBS Group AG and other subsidiaries

of UBS Group AG
USD m 31.12.22 31.12.21
Receivables
Loans and advances to customers 2,807 1,049
Financial assets at fair value held for trading 146 187
Other financial assets measured at amortized cost 147 45
Payables
Customer deposits 2,119 2,828
Funding from UBS Group AG 56,147 57,295
Other financial liabilities measured at amortized cost 1,985 1,887
Other financial liabilities designated at fair value
1
1,796 2,340
1 Represents funding recognized

from UBS Group AG

that is designated at fair

value. Refer to Note 18b

for more information.